FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05914
                                   -----------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                     ---------------
Date of fiscal year end:   12/31
                          -------

Date of reporting period:   9/30/09
                           ---------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                              INDUSTRY                   SHARES/UNITS     VALUE
                                                          ---------------------------------------------- ------------ ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 90.1%
    AUSTRALIA 1.2%
(a) Alumina Ltd.                                                         Metals & Mining                    6,986,422 $ 11,276,505
                                                                                                                      ------------
    BRAZIL 3.1%
    Companhia de Saneamento Basico do Estado de Sao Paulo                Water Utilities                      171,320    3,296,753
    Companhia de Saneamento de Minas Gerais                              Water Utilities                      202,220    3,461,151
    Petroleo Brasileiro SA, ADR                                    Oil, Gas & Consumable Fuels                468,610   21,509,199
                                                                                                                      ------------
                                                                                                                        28,267,103
                                                                                                                      ------------
    CHINA 7.9%
(a) BYD Co. Ltd., H                                       Electronic Equipment, Instruments & Components    1,036,600    8,540,246
    China Coal Energy Co., H                                       Oil, Gas & Consumable Fuels                394,000      515,505
    China Life Insurance Co. Ltd., H                                        Insurance                       1,515,000    6,597,581
    China Mobile Ltd.                                          Wireless Telecommunication Services            614,500    5,994,348
    China Resources Power Holdings Co. Ltd.                Independent Power Producers & Energy Traders     8,756,000   20,359,112
    China Shenhua Energy Co. Ltd., H                               Oil, Gas & Consumable Fuels                972,000    4,245,445
    China Telecom Corp. Ltd., H                               Diversified Telecommunication Services        5,934,000    2,802,379
    Honghua Group Ltd.                                             Energy Equipment & Services             39,827,000    8,016,790
    PetroChina Co. Ltd., H                                         Oil, Gas & Consumable Fuels              1,770,000    2,000,671
    Shanghai Electric Group Co. Ltd.                                   Electrical Equipment                22,901,000   11,051,580
(a) TCL Communication Technology Holdings Ltd.                       Communications Equipment                 489,718       59,398
(a) TCL Multimedia Technology Holdings Ltd.                             Household Durables                    850,200      487,082
    Weiqiao Textile Co. Ltd., H                                  Textiles, Apparel & Luxury Goods           2,234,500    1,383,948
                                                                                                                      ------------
                                                                                                                        72,054,085
                                                                                                                      ------------
    EGYPT 0.5%
    Egyptian Mobile Services                                   Wireless Telecommunication Services            108,260    4,344,370
                                                                                                                      ------------
    FRANCE 7.0%
    AXA SA                                                                  Insurance                         102,318    2,769,477
    Electricite de France                                               Electric Utilities                     48,870    2,898,679
    France Telecom SA                                         Diversified Telecommunication Services          521,900   13,901,190
    GDF Suez                                                             Multi-Utilities                      325,257   14,440,685
    Sanofi-Aventis                                                       Pharmaceuticals                      217,856   15,985,067
    Suez Environnement SA                                                Multi-Utilities                       27,593      630,196
    Total SA, B                                                    Oil, Gas & Consumable Fuels                107,908    6,410,725
    Vivendi SA                                                                Media                           228,000    7,053,693
                                                                                                                      ------------
                                                                                                                        64,089,712
                                                                                                                      ------------
    GERMANY 6.7%
    Bayerische Motoren Werke AG                                            Automobiles                        109,760    5,285,012
    Celesio AG                                                   Health Care Providers & Services              98,600    2,729,431
    Deutsche Post AG                                                 Air Freight & Logistics                  657,100   12,325,186
    E.ON AG                                                             Electric Utilities                    283,040   12,042,488
    Merck KGaA                                                           Pharmaceuticals                      138,010   13,722,648
    SAP AG                                                                   Software                         183,380    9,001,575
    Siemens AG, ADR                                                  Industrial Conglomerates                  65,140    6,055,414
                                                                                                                      ------------
                                                                                                                        61,161,754
                                                                                                                      ------------
    HONG KONG 1.0%
    Cheung Kong (Holdings) Ltd.                                Real Estate Management & Development           512,000    6,497,445
    Hutchison Whampoa Ltd., ADR                                      Industrial Conglomerates                  26,100      939,600
    Swire Pacific Ltd., A                                      Real Estate Management & Development           145,000    1,704,452
                                                                                                                      ------------
                                                                                                                         9,141,497
                                                                                                                      ------------
    ISRAEL 0.2%
(a) Check Point Software Technologies Ltd.                                   Software                          76,200    2,160,270
                                                                                                                      ------------
    ITALY 2.2%
    Eni SpA                                                        Oil, Gas & Consumable Fuels                184,151    4,601,887
    Mediaset SpA                                                              Media                         1,231,550    8,612,990
(a) UniCredit SpA                                                        Commercial Banks                   1,827,927 $  7,140,754
                                                                                                                      ------------
                                                                                                                        20,355,631
                                                                                                                      ------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    JAPAN 4.5%
    Aiful Corp.                                                          Consumer Finance                     499,805      584,698
    Komatsu Ltd.                                                            Machinery                         141,000    2,642,326
    Mabuchi Motor Co. Ltd.                                Electronic Equipment, Instruments & Components       59,500    3,029,525
    Mitsubishi UFJ Financial Group Inc.                                  Commercial Banks                   1,650,000    8,860,788
    Nintendo Co. Ltd.                                                        Software                          16,400    4,202,551
(a) Nissan Motor Co. Ltd.                                                  Automobiles                        545,000    3,685,756
    NOK Corp.                                                            Auto Components                      296,300    4,417,017
(a) Shinsei Bank Ltd.                                                    Commercial Banks                   3,960,000    6,088,574
    Sony Corp.                                                          Household Durables                     82,800    2,449,267
    USS Co. Ltd.                                                         Specialty Retail                      86,110    5,132,734
                                                                                                                      ------------
                                                                                                                        41,093,236
                                                                                                                      ------------
    MEXICO 0.5%
    Kimberly Clark de Mexico SAB de CV, A                               Household Products                    445,600    1,849,122
    Telmex Internacional SAB de CV, ADR                       Diversified Telecommunication Services          165,340    2,306,493
                                                                                                                      ------------
                                                                                                                         4,155,615
                                                                                                                      ------------
    NETHERLANDS 1.0%
(a) ING Groep NV                                                  Diversified Financial Services              288,510    5,149,852
    Koninklijke Philips Electronics NV                               Industrial Conglomerates                 163,503    3,980,641
                                                                                                                      ------------
                                                                                                                         9,130,493
                                                                                                                      ------------
    NEW ZEALAND 0.3%
    Fisher & Paykel Healthcare Corp. Ltd.                        Health Care Equipment & Supplies           1,166,850    2,763,861
                                                                                                                      ------------
    RUSSIA 1.3%
    Gazprom, ADR                                                   Oil, Gas & Consumable Fuels                260,200    6,151,128
    Gazprom, ADR (London Exchange)                                 Oil, Gas & Consumable Fuels                258,980    6,023,875
                                                                                                                      ------------
                                                                                                                        12,175,003
                                                                                                                      ------------
    SINGAPORE 0.3%
    DBS Group Holdings Ltd.                                              Commercial Banks                     322,500    3,040,574
                                                                                                                      ------------
    SOUTH KOREA 3.8%
    Busan Bank                                                           Commercial Banks                     217,610    2,423,027
    Daegu Bank Co. Ltd.                                                  Commercial Banks                     175,690    2,523,724
    Hana Financial Group Inc.                                            Commercial Banks                      68,007    2,346,863
    Hyundai Motor Co. Ltd.                                                 Automobiles                        162,330   15,384,441
(a) KB Financial Group Inc.                                              Commercial Banks                      79,446    4,085,408
    Samsung Electronics Co. Ltd.                             Semiconductors & Semiconductor Equipment           8,630    5,978,283
    SK Telecom Co. Ltd., ADR                                   Wireless Telecommunication Services             92,600    1,615,870
                                                                                                                      ------------
                                                                                                                        34,357,616
                                                                                                                      ------------
    SPAIN 4.2%
    Banco Santander SA                                                   Commercial Banks                     322,500    5,190,347
    Iberdrola SA                                                        Electric Utilities                  1,217,864   11,947,349
    Repsol YPF SA                                                  Oil, Gas & Consumable Fuels                161,820    4,401,347
    Telefonica SA                                             Diversified Telecommunication Services          621,045   17,132,613
                                                                                                                      ------------
                                                                                                                        38,671,656
                                                                                                                      ------------
    SWEDEN 0.7%
    Atlas Copco AB, A                                                       Machinery                         290,960    3,747,780
    Loomis AB                                                     Commercial Services & Supplies               28,160      276,686
    Niscayah Group AB                                             Commercial Services & Supplies              140,800      319,098
    Nordea Bank AB                                                       Commercial Banks                     236,730    2,383,718
                                                                                                                      ------------
                                                                                                                         6,727,282
                                                                                                                      ------------
    SWITZERLAND 5.4%
    Lonza Group AG                                                Life Sciences Tools & Services               97,950   10,677,552
    Nestle SA                                                             Food Products                        87,400    3,723,311
    Novartis AG                                                          Pharmaceuticals                      218,480   10,928,215
    Roche Holding AG                                                     Pharmaceuticals                       89,030   14,385,997
    Swiss Reinsurance Co.                                                   Insurance                          87,098 $  3,930,585
(a) UBS AG                                                               Capital Markets                      322,195    5,896,237
                                                                                                                      ------------
                                                                                                                        49,541,897
                                                                                                                      ------------
    TAIWAN 3.1%
    Chunghwa Telecom Co. Ltd.                                 Diversified Telecommunication Services        1,654,462    2,994,010

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

    Lite-On Technology Corp.                                         Computers & Peripherals                6,027,829    7,941,022
    Lite-On Technology Corp., GDR                                    Computers & Peripherals                  124,306    1,637,599
    Mega Financial Holding Co. Ltd.                                      Commercial Banks                   4,804,000    3,055,521
    Taiwan Semiconductor Manufacturing Co. Ltd.              Semiconductors & Semiconductor Equipment       6,505,840   13,115,383
                                                                                                                      ------------
                                                                                                                        28,743,535
                                                                                                                      ------------
    THAILAND 2.7%
    Airports of Thailand Public Co. Ltd., fgn.                    Transportation Infrastructure             2,135,400    2,697,986
    BEC World Public Co. Ltd., fgn.                                           Media                         4,081,800    2,758,633
    Krung Thai Bank Public Co. Ltd., fgn.                                Commercial Banks                  15,000,000    4,059,509
    Siam City Bank Public Co. Ltd., fgn.                                 Commercial Banks                  21,431,300   14,676,339
                                                                                                                      ------------
                                                                                                                        24,192,467
                                                                                                                      ------------
    TURKEY 0.6%
    Turkcell Iletisim Hizmetleri AS, ADR                       Wireless Telecommunication Services            327,870    5,859,037
                                                                                                                      ------------
    UNITED KINGDOM 8.0%
    Aviva PLC                                                               Insurance                         373,290    2,671,718
    BAE Systems PLC                                                    Aerospace & Defense                    925,737    5,167,130
    BP PLC                                                         Oil, Gas & Consumable Fuels              1,311,440   11,588,754
(a) British Airways PLC                                                      Airlines                         214,800      757,187
    British Sky Broadcasting Group PLC                                        Media                           215,760    1,970,382
    Cadbury PLC                                                           Food Products                     1,077,694   13,819,862
    GlaxoSmithKline PLC                                                  Pharmaceuticals                      507,250    9,969,890
    HSBC Holdings PLC                                                    Commercial Banks                     634,800    7,363,680
    Kingfisher PLC                                                       Specialty Retail                   1,330,940    4,527,905
    National Grid PLC                                                    Multi-Utilities                      148,743    1,434,422
    Royal Dutch Shell PLC, A                                       Oil, Gas & Consumable Fuels                 21,030      601,534
    Royal Dutch Shell PLC, B                                       Oil, Gas & Consumable Fuels                256,227    7,107,843
    Smiths Group PLC                                                 Industrial Conglomerates                 146,180    2,074,264
    Unilever PLC                                                          Food Products                       132,631    3,768,252
                                                                                                                      ------------
                                                                                                                        72,822,823
                                                                                                                      ------------
    UNITED STATES 23.9%
    Accenture PLC, A                                                       IT Services                        398,070   14,836,069
    ACE Ltd.                                                                Insurance                          94,225    5,037,269
(a) American International Group Inc.                                       Insurance                          16,957      747,973
(a) Amgen Inc.                                                            Biotechnology                       324,140   19,522,952
    Aon Corp.                                                               Insurance                         152,920    6,222,315
    AT&T Inc.                                                 Diversified Telecommunication Services           75,190    2,030,882
    The Bank of New York Mellon Corp.                                    Capital Markets                      327,410    9,491,616
(a) Boston Scientific Corp.                                      Health Care Equipment & Supplies             998,480   10,573,903
    Bristol-Myers Squibb Co.                                             Pharmaceuticals                      251,110    5,654,997
(a) Cadence Design Systems Inc.                                              Software                         133,000      976,220
    CIGNA Corp.                                                  Health Care Providers & Services              94,500    2,654,505
(a) Cisco Systems Inc.                                               Communications Equipment                 414,440    9,755,918
    Comcast Corp., A                                                          Media                           443,700    7,494,093
    Cytec Industries Inc.                                                   Chemicals                         195,570    6,350,158
(a) The DIRECTV Group Inc.                                                    Media                           126,600    3,491,628
(a) Dr. Pepper Snapple Group Inc.                                           Beverages                          27,072      778,320
    El Paso Corp.                                                  Oil, Gas & Consumable Fuels                171,300    1,767,816
    General Electric Co.                                             Industrial Conglomerates                 390,920    6,418,906
    Great Plains Energy Inc.                                            Electric Utilities                    335,471    6,021,704
(a) The Interpublic Group of Cos. Inc.                                        Media                           573,370    4,311,742
(a) KKR Private Equity Investors LP (Units)                              Capital Markets                       88,000      822,800
    Kraft Foods Inc., A                                                   Food Products                       103,000    2,705,810
    Kroger Co.                                                       Food & Staples Retailing                 197,800    4,082,592
    Liz Claiborne Inc.                                           Textiles, Apparel & Luxury Goods             489,590    2,413,679
    Merck & Co. Inc.                                                     Pharmaceuticals                      254,220    8,040,979
    Microsoft Corp.                                                          Software                         194,760    5,042,336
    News Corp., A                                                             Media                           672,120    8,058,719
(a) OfficeMax Inc.                                                       Specialty Retail                     426,560 $  5,366,125
    Oracle Corp.                                                             Software                         328,950    6,855,318
    Pfizer Inc.                                                          Pharmaceuticals                      553,084    9,153,540
    Raytheon Co.                                                       Aerospace & Defense                    109,520    5,253,674
(a) Sprint Nextel Corp.                                        Wireless Telecommunication Services            285,520    1,127,804
    Target Corp.                                                         Multiline Retail                      90,140    4,207,735
    Time Warner Cable Inc.                                                    Media                            67,750    2,919,348
    Time Warner Inc.                                                          Media                           269,913    7,768,096
    United Parcel Service Inc., B                                    Air Freight & Logistics                   70,240    3,966,453
(a) Viacom Inc., B                                                            Media                           118,180    3,313,767

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

(a) Watson Pharmaceuticals Inc.                                          Pharmaceuticals                      376,190   13,783,602
                                                                                                                      ------------
                                                                                                                       219,021,363
                                                                                                                      ------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $845,009,110)                                                                                             825,147,385
                                                                                                                      ------------
    PREFERRED STOCKS (COST $4,546,285) 0.5%
    BRAZIL 0.5%
    Vale SA, ADR, pfd., A                                                Metals & Mining                      203,380    4,171,324
                                                                                                                      ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $849,555,395)                                                                                             829,318,709
                                                                                                                      ------------

                                                                                                           PRINCIPAL
                                                                                                           AMOUNT(b)
                                                                                                         ------------
    SHORT TERM INVESTMENTS 7.8%
    U.S. GOVERNMENT AND AGENCY SECURITIES 7.8%
(c) FHLB,
       10/23/09                                                                                            15,000,000   14,999,865
       10/28/09                                                                                            10,000,000    9,999,890
       11/10/09                                                                                             9,000,000    8,999,748
(c) FNMA,
       11/16/09                                                                                            12,600,000   12,599,597
       12/21/09                                                                                            25,000,000   24,998,600
                                                                                                                      ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $71,587,618)                                                      71,597,700
                                                                                                                      ------------
    TOTAL INVESTMENTS (COST $921,143,013) 98.4%                                                                        900,916,409
    OTHER ASSETS, LESS LIABILITIES 1.6%                                                                                 14,567,696
                                                                                                                      ------------
    NET ASSETS 100.0%                                                                                                 $915,484,105
                                                                                                                      ------------

(a)  Non-income producing.

(b)  Principal amount is stated in U.S.dollars unless otherwise indicated.

(c)  The security is traded on a discount basis with no stated coupon rate.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

PORTFOLIO ABBREVIATIONS

ADR  American Depository Receipt

FHLB Federal Home Loan Bank

FNMA Federal National Mortgage Association

GDR  Global Depository Receipt

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

Templeton Global Opportunities Trust
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)

3. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $ 921,698,338
                                             -------------
Unrealized appreciation                      $ 173,390,382
Unrealized depreciation                       (194,172,311)
                                             -------------
Net unrealized appreciation (depreciation)   $ (20,781,929)
                                             =============

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following summary of the inputs used as of September 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                              LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                           ------------   -----------   -------   ------------
ASSETS:
   Investments in Securities:
   Equity Investments:(a)
      Computers & Peripherals              $  7,941,022   $ 1,637,599     $--     $  9,578,621
      Other Equity Investments(b)           819,740,088            --      --      819,740,088
   Short Term Investments                            --    71,597,700      --       71,597,700
                                           ------------   -----------     ---     ------------
      Total Investments in Securities      $827,681,110   $73,235,299     $--     $900,916,409
                                           ------------   -----------     ---     ------------

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/LAURA F. FERGERSON
-------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
-------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009


By /s/MARK H. OTANI
 -------------------------------
   Mark H. Otani
   Chief Financial Officer and
    Chief Accounting Officer
     Date  November 25, 2009